ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 99.6
Obligations for employee termination benefits	6.3
Share Based Compensation Expense
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 19.4